Summary of Significant Accounting Policies - Schedule of Group’s Revenues Disaggregated by Business Line (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Group’s Revenues Disaggregated by Business Line [Line Items]
Revenues disaggregated	$ 87,957	¥ 596,798	¥ 65,781
Revenue from sales of pop toy products [Member]
Schedule of Group’s Revenues Disaggregated by Business Line [Line Items]
Revenues disaggregated		592,675	65,781
Distributors [Member]
Schedule of Group’s Revenues Disaggregated by Business Line [Line Items]
Revenues disaggregated		446,274	51,953
Online platforms [Member]
Schedule of Group’s Revenues Disaggregated by Business Line [Line Items]
Revenues disaggregated		126,035	12,820
Self-Operated Offline Retail Stores and Roboshop Machines [Member]
Schedule of Group’s Revenues Disaggregated by Business Line [Line Items]
Revenues disaggregated		20,366	1,008
Others [Member]
Schedule of Group’s Revenues Disaggregated by Business Line [Line Items]
Revenues disaggregated		¥ 4,123